Note 10 - Net Income (Loss) Per Share - Schedule of Reconciliation of Basic and Diluted Income Per Share 1 (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net income (loss) attributable to common stockholders	$ (6,775)	$ (2,832)	$ (13,483)	$ (1,848)	$ 17,915	$ (27,552)
Less cumulative preferred Series D dividends					(3,600)	0
Less: allocation of undistributed earnings to participating securities - preferred stock					(10,431)	0
Net loss available to common shareholders – basic and diluted	$ (6,969)	$ (3,026)	$ (14,065)	$ (2,430)	$ 3,884	$ (27,552)
Weighted-average number of shares outstanding used in computing net loss per share, basic and diluted (in shares)	5,720,009	5,720,009	5,720,009	5,720,009	5,720,009	5,718,926
Stock options					$ 76,947	$ 0
Denominator for diluted net income (loss) per share – adjusted weighted average shares (in shares)					5,796,956	5,718,926
Net loss per share, basic and diluted (in dollars per share)	$ (1.22)	$ (0.53)	$ (2.46)	$ (0.42)	$ 0.68	$ (4.82)
Net income (loss) per share, diluted (in dollars per share)					$ 0.67	$ (4.82)